Digital Assets (Details) - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Digital Assets (Details) [Line Items]
Impairment expense					$ 887	$ 0
Impairment expense	$ 133	$ 0	$ 7,743	$ 0